UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number       811- 3207

General Money Market Fund, Inc.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)        (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6000

Date of fiscal year end:     11/30

Date of reporting period:   5/31/14

FORM N-CSR

Item 1.       Reports to Stockholders.

General Money

Market Fund, Inc.

SEMIANNUAL REPORT May 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

General Money
Market Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for General Money Market Fund, Inc., covering the six-month period from December 1, 2013, through May 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although yields of 10-year U.S.Treasury securities ended 2013 above 3% for the first time in several years as investors anticipated a reduction in the Federal Reserve Board’s (the “Fed”) quantitative easing program, yields subsequently fell due to renewed economic concerns stemming from harsh winter weather and volatility in overseas markets. Meanwhile, as they have been for the past several years, short-term interest rates and yields of money market instruments remained anchored near historical lows by an unchanged overnight federal funds rate.

The Fed’s new chairperson has reiterated that short-term rates are likely to remain near current levels for some time to come. In this stimulative environment, we believe that the domestic economy will continue to strengthen, which could push long-term interest rates higher.We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 16, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2013, through May 31, 2014, as provided by Bernard Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2014, General Money Market Fund’s Class A shares produced an annualized yield of 0.01%, and its Class B shares produced annualized yield of 0.01%. Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 0.01% and 0.01%, respectively.1

In contrast to heightened volatility in stock and long-term bond markets stemming from global economic and political uncertainty, money market yields remained steady near historical lows, anchored by an unchanged overnight federal funds rate between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital.To pursue its goal, the fund invests in a diversified portfolio of high-quality, short-term dollar-denominated debt securities. These include securities issued guaranteed as to principal and interest by the U.S. government or its agencies instrumentalities, certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. Normally, the fund invests at least 25% of its net assets in domestic dollar-denominated foreign bank obligations.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Mixed Economic Data Produced Greater Uncertainty

The reporting period began in the midst of an accelerating economic recovery, as evidenced by a decline in the unemployment rate to 7.0%. Manufacturing activity increased in December as new orders reached their highest level in four years, and the Federal Reserve Board (the “Fed”) responded to improved economic data by modestly reducing its monthly bond purchases for the first time since signaling its intention to do so six months earlier. These developments helped drive yields of 10-year U.S.Treasury securities above 3% for the first time in two years. However, it later was revealed that only 84,000 new jobs were created in December even though the unemployment rate slid to 6.7% and the U.S. economy grew at a respectable 2.6% annualized rate over the fourth quarter.

Economic sentiment deteriorated in January 2014, when investors worried that economic and political instability in the emerging markets could derail the U.S. recovery. However, corporate earnings growth remained strong, the U.S. unemployment rate declined to 6.6% with 144,000 new jobs, and the Fed announced its second reduction in quantitative easing. The U.S. economy appeared to regain strength in February when the manufacturing and service sectors posted gains. Although the unemployment rate ticked upward to 6.7%, 222,000 new jobs were created.

Job creation remained robust in March with the addition of 203,000 positions, but the unemployment rate was unchanged at 6.7%. Manufacturing activity expanded modestly despite a decline in new orders, and the service sector marked its 50th consecutive month of growth. New data also showed an increase in real disposable personal incomes. However, the housing market recovery appeared to moderate, and the U.S. Department of Commerce estimated that U.S. GDP contracted at a 1.0% rate over the first quarter, mainly due to the dampening effects of unusually harsh winter weather. Still, the Fed announced an additional reduction in its bond purchases at its March meeting.

Housing starts surged and home sales increased in April, lending credence to expectations of reaccelerating economic growth in the spring. There were 282,000 new jobs created across a broad range of industries during the month. The unem-

ployment rate fell sharply to 6.3%, but some of the decline in unemployment was attributed to discouraged job-seekers leaving the workforce. The Fed announced another gradual cutback in quantitative easing in April. In May, nonfarm payroll employment rose by 217,000, and the unemployment rate was unchanged at 6.3%.At the same time, manufacturing activity accelerated for the fourth consecutive month and personal incomes posted a healthy gain, providing evidence that warmer weather had sparked a resumption of the economic recovery.

Short-Term Rates Likely to Stay Low

Despite some turbulence among intermediate- and long-term interest rates over the reporting period, money market yields remained steady near zero percent, and yield differences along the market’s maturity spectrum stayed relatively narrow.

Monetary policymakers backed away from previous unemployment and inflation targets in reiterating that they are unlikely to raise short-term interest rates this year, and we continue to expect regulators to issue changes to the rules governing some money market funds over the coming months.Therefore, as we have for some time, we have maintained the fund’s weighted average maturity in a market-neutral position, and we have remained focused on well-established issuers with good liquidity characteristics.

June 16, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s short-term corporate and asset-backed securities holdings involve credit and liquidity risks and risk of principal loss.

1

Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Money Market Fund, Inc. from December 1, 2013 to May 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2014
	Class A	Class B
Expenses paid per $1,000†	$.80	$.80
Ending value (after expenses)	$1,000.10	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2014
	Class A	Class B
Expenses paid per $1,000†	$.81	$.81
Ending value (after expenses)	$1,024.13	$1,024.13

† Expenses are equal to the fund’s annualized expense ratio of .16% for Class A and .16% for Class B, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2014 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—39.8%	Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.18%, 6/10/14	100,000,000		100,000,000
Bank of Nova Scotia (Yankee)
0.25%—0.27%, 6/2/14	515,000,000	[a]	515,006,567
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.24%—0.25%, 8/12/14—9/11/14	700,000,000		700,000,000
Citibank N.A.
0.18%, 8/19/14	495,000,000		495,000,000
Credit Industriel et Commercial (Yankee)
0.15%—0.20%, 6/10/14—7/8/14	665,000,000		665,000,000
DZ Bank AG (Yankee)
0.25%, 9/5/14	50,000,000		50,000,000
Landesbank Hessen-Thuringen Girozentrale (Yankee)
0.20%, 8/18/14	165,000,000	[b]	165,000,000
Mizuho Bank Ltd/NY (Yankee)
0.20%, 6/20/14—8/1/14	450,000,000		450,000,000
Norinchukin Bank (Yankee)
0.20%, 7/24/14—8/13/14	605,000,000		605,000,000
Rabobank Nederland (Yankee)
0.21%—0.22%, 6/9/14—11/3/14	65,000,000		65,000,088
Royal Bank of Canada (Yankee)
0.29%, 6/2/14	125,000,000	[a]	125,000,000
Skandinaviska Enskilda Banken NY (Yankee)
0.25%—0.26%, 9/4/14—9/29/14	125,000,000	[b]	125,000,000
Standard Chartered Bank (Yankee)
0.20%, 8/27/14	200,000,000		200,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.25%, 7/21/14—9/12/14	600,000,000	[b]	600,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.19%, 7/24/14	15,000,000		15,000,000
Toronto Dominion Bank NY (Yankee)
0.24%, 10/23/14	250,000,000		250,000,000
Wells Fargo Bank, NA
0.21%—0.26%, 6/2/14—6/9/14	400,000,000	[a]	400,000,000
Total Negotiable Bank Certificates of Deposit
(cost $5,525,006,655)			5,525,006,655

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Commercial Paper—19.2%	Amount ($)		Value ($)
Barclays U.S. Funding
0.09%, 6/2/14	158,750,000		158,749,603
BNP Paribas Finance Inc.
0.20%—0.21%, 7/7/14	385,000,000		384,921,150
DnB Bank
0.31%, 2/26/15	300,000,000	[b]	299,313,750
ING (US) Funding LLC
0.13%, 6/16/14	500,000,000		499,972,917
Landesbank Hessen-Thuringen Girozentrale
0.21%, 6/19/14	250,000,000	[b]	249,973,750
National Australia Funding (DE) Inc.
0.20%—0.23%, 7/14/14—8/14/14	550,000,000	[a,b]	549,964,167
Societe Generale N.A. Inc.
0.15%, 6/3/14	100,000,000		99,999,167
Sumitomo Mitsui Banking Corp.
0.24%, 10/21/14	19,000,000	[b]	18,982,013
Westpac Banking Corp.
0.22%—0.30%, 6/2/14—6/23/14	405,000,000	[a,b]	405,000,270
Total Commercial Paper
(cost $2,666,876,787)			2,666,876,787

Asset-Backed Commercial Paper—9.1%
Alpine Securitization Corp.
0.18%—0.19%, 6/11/14—6/18/14	450,000,000	[b]	449,970,750
Antalis U.S. Funding Corp.
0.16%, 6/11/14	75,000,000	[b]	74,996,666
Bedford Row Funding
0.25%, 10/9/14	40,000,000	[b]	39,963,889
Collateralized Commercial Paper II Co., LLC
0.30%, 12/11/14	272,000,000	[b]	271,562,533
Collateralized Commercial
Paper Program Co., LLC
0.30%, 9/25/14—10/6/14	350,000,000		349,647,916

	Principal
Asset-Backed Commercial Paper (continued)	Amount ($)		Value ($)
Regency Markets No. 1 LLC
0.14%, 6/19/14	84,256,000	[b]	84,250,102
Total Asset-Backed Commercial Paper
(cost $1,270,391,856)			1,270,391,856

Time Deposits—23.2%
Australia and New Zealand Banking
Group Ltd. (Grand Cayman)
0.07%, 6/2/14	400,000,000		400,000,000
Credit Agricole (Grand Cayman)
0.07%, 6/2/14	600,000,000		600,000,000
DnB Bank (Grand Cayman)
0.05%, 6/2/14	100,000,000		100,000,000
DZ Bank AG (Grand Cayman)
0.05%, 6/2/14	365,000,000		365,000,000
Lloyds Bank (London)
0.07%, 6/2/14	600,000,000		600,000,000
Svenska Handelsbanken Inc (Grand Cayman)
0.05%, 6/2/14	500,000,000		500,000,000
Swedbank (Grand Cayman)
0.08%, 6/2/14	650,000,000		650,000,000
Total Time Deposits
(cost $3,215,000,000)			3,215,000,000

U.S. Government Agency—.5%
Federal Home Loan Bank
0.17%, 1/16/15
(cost $74,997,641)	75,000,000		74,997,641

U.S. Treasury Notes—2.3%
0.08%-0.18%, 6/30/14—6/1/15
(cost $317,693,195)	315,000,000		317,693,195

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Repurchase Agreements—5.9%	Amount ($)	Value ($)
Bank of Nova Scotia
0.07%, dated 5/30/14, due 6/2/14 in the
amount of $180,001,050 (fully collateralized
by $3,981,036 Federal Farm Credit Bank,
1.61%-4.95%, due 10/19/15-5/1/28,
value $3,948,224, $28,414,410 Federal Home
Loan Bank, 0%-5.40%, due 6/2/14-8/8/35,
value $27,439,137, $8,740,843 Federal
Home Loan Mortgage Corp., 0%-3%,
due 1/26/15-3/7/18, value $8,667,691,
$93,145,446 Federal National Mortgage
Association, 0.38%-5.63%, due 9/16/15-7/15/37,
value $91,999,033 and $51,179,400
U.S. Treasury Notes, 0.50%-2.63%,
due 12/31/14-7/31/17, value $51,545,935)	180,000,000	180,000,000
Barclays Capital, Inc.
0.06%, dated 5/30/14, due 6/2/14 in the
amount of $521,002,605 (fully collateralized
by $210,713,592 U.S. Treasury Inflation
Protected Securities, 0.13%-3.63%,
due 7/15/14-1/15/29, value $294,769,843,
$114,756,375 U.S. Treasury Notes, 0.75%-2.38%,
due 7/31/17-10/31/20, value $115,700,208
and $201,410,208 U.S. Treasury Strips,
due 8/15/14-2/15/44, value $120,949,950)	521,000,000	521,000,000
Credit Agricole CIB
0.06%, dated 5/30/14, due 6/2/14 in the
amount of $75,000,375 (fully collateralized
by $12,946,429 U.S. Treasury Floating Rate
Notes, 0.10%, due 4/30/16, value $12,947,435
and $54,180,884 U.S. Treasury Inflation
Protected Securities, 0.13%-3.38%,
due 1/15/15- 4/15/16, value $63,553,365)	75,000,000	75,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Mizuho Securities USA
0.07%, dated 5/30/14, due 6/2/14 in the
amount of $50,000,292 (fully collateralized
by $49,119,900 U.S. Treasury Bills, due 6/26/14,
value $49,117,984, $1,300 U.S. Treasury Notes,
0.13%-2.25%, due 5/31/14, value $1,312
and $2,490,357 U.S. Treasury Strips,
due 8/15/14-2/15/25, value $1,880,762)	50,000,000	50,000,000
Total Repurchase Agreements
(cost $826,000,000)		826,000,000

Total Investments (cost $13,895,966,134)	100.0%	13,895,966,134

Cash and Receivables (Net)	.0%	5,368,383

Net Assets	100.0%	13,901,334,517

a	Variable rate security—interest rate subject to periodic change.
b

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2014, these securities amounted to $3,333,977,890 or 24.0% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	82.2	Asset-Backed/Multi-Seller Programs	.6
Asset-Backed/Banking	8.0	Asset-Backed/Special Purpose Entity	.5
Repurchase Agreements	5.9
U.S. Government/Agency	2.8		100.0

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $826,000,000)—Note 1(b)	13,895,966,134	13,895,966,134
Cash		1,115,321
Interest receivable		5,752,552
Prepaid expenses		827,807
		13,903,661,814
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		1,827,378
Payable for shares of Common Stock redeemed		130,069
Accrued expenses		369,850
		2,327,297
Net Assets ($)		13,901,334,517
Composition of Net Assets ($):
Paid-in capital		13,901,296,768
Accumulated net realized gain (loss) on investments		37,749
Net Assets ($)		13,901,334,517

Net Asset Value Per Share
	Class A	Class B
Net Assets ($)	1,806,514,984	12,094,819,533
Shares Outstanding	1,806,489,690	12,094,807,078
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2014 (Unaudited)

Investment Income ($):
Interest Income	12,360,499
Expenses:
Management fee—Note 2(a)	36,213,040
Shareholder servicing costs—Note 1 and Note 2(c)	19,064,579
Distribution, service and prospectus fees—Note 2(b)	14,699,931
Registration fees	461,128
Directors’ fees and expenses—Note 2(d)	397,306
Shareholders’ reports	363,845
Custodian fees—Note 2(c)	256,114
Professional fees	42,926
Miscellaneous	100,262
Total Expenses	71,599,131
Less—reduction in expenses due to undertaking—Note 2(a)	(59,543,779)
Less—reduction in shareholder servicing costs
due to undertaking—Note 2(c)	(397,292)
Less—reduction in fees due to earnings credits—Note 2(c)	(833)
Net Expenses	11,657,227
Investment Income—Net	703,272
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	15,939
Net Increase in Net Assets Resulting from Operations	719,211

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013
Operations ($):
Investment income—net	703,272	1,443,632
Net realized gain (loss) on investments	15,939	47,828
Net Increase (Decrease) in Net Assets
Resulting from Operations	719,211	1,491,460
Dividends to Shareholders from ($):
Investment income—net:
Class A	(89,893)	(179,238)
Class B	(613,379)	(1,264,394)
Total Dividends	(703,272)	(1,443,632)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	2,892,211,644	6,237,396,280
Class B	9,181,688,026	22,970,220,466
Dividends reinvested:
Class A	89,893	178,448
Class B	613,379	1,254,766
Cost of shares redeemed:
Class A	(2,894,710,125)	(6,191,925,223)
Class B	(9,765,099,470)	(22,710,008,405)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(585,206,653)	307,116,332
Total Increase (Decrease) in Net Assets	(585,190,714)	307,164,160
Net Assets ($):
Beginning of Period	14,486,525,231	14,179,361,071
End of Period	13,901,334,517	14,486,525,231

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2014				Year Ended November 30,
Class A Shares	(Unaudited)		2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.003
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.003)
Net asset value,
end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.01		.01		.03		.03		.33
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.73	[b]	.73		.74		.75		.75		.77
Ratio of net expenses
to average net assets	.16	[b]	.19		.26		.22		.30		.60
Ratio of net investment
income to average
net assets	.01	[b]	.01		.01		.03		.03		.31
Net Assets, end of period
($ x 1,000)	1,806,515		1,808,922		1,763,266		1,824,285		1,693,043		1,683,536

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class B	May 31, 2014				Year Ended November 30,
Shares	(Unaudited)		2013		2012		2011		2010	2009
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment
income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.001	.002
Distributions:
Dividends from
investment
income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.001)	(.002)
Net asset value,
end of period	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b,c]	.01		.01		.05		.05	.23
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average
net assets	1.03	[b]	1.03		1.03		1.04		1.04	1.06
Ratio of net expenses
to average
net assets	.16	[b]	.19		.26		.20		.28	.72
Ratio of net investment
income to average
net assets	.01	[b]	.01		.01		.05		.05	.22
Net Assets,
end of period
($ x 1,000)	12,094,820		12,677,604		12,416,095		11,943,925		10,916,611	11,314,733

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 25.5 billion shares of $.001 par value Common Stock. The fund currently offers two classes of shares: Class A (7 billion shares authorized) and Class B (18.5 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2014, sub-accounting service fees amounted to $3,157,122 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	13,895,966,134
Level 3—Significant Unobservable Inputs	—
Total	13,895,966,134
† See Statement of Investments for additional detailed categorizations.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At May 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2013 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended May 31, 2014, there was no reduction in expenses pursuant to the Agreement.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Manager has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $5,297,091 for Class A and $54,246,688 for Class B shares during the period ended May 31, 2014.

(b) Under the Service Plan with respect to Class A, adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Service Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing these shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an annual rate of .20% of the value of the average daily net assets of Class A. The Distributor may pay one or more Service Agents a fee with respect to Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent with respect to such fund shareholders and receive payments under the Service Plan for Servicing.The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2014, Class A shares were charged $1,884,409 pursuant to the Service Plan.

Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2014, Class B shares were charged $12,815,522 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (the “Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2014, Class A shares were charged $32,853 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (the “Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services.The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken, from December 1, 2013 through May 31, 2014, to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of 1.02% of the value of the average daily net assets of its shares. Such expense limitations are

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

voluntary, temporary and may be terminated at any time. During the period ended May 31, 2014, Class B shares were charged $15,785,610 pursuant to the Class B Shareholder Services Plan, of which $397,292 was reimbursed by the Manager.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2014, the fund was charged $72,108 for transfer agency services and $3,488 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $309.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2014, the fund was charged $256,114 pursuant to the custody agreement. These fees were partially offset by earnings credits of $524.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement which compensatesThe Bank of NewYork Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended May 31, 2014, the fund was charged $2,492 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2014, the fund was charged $4,622 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $5,953,033, Distribution Plan fees $2,381,253, Shareholder Services Plan fees $3,109,425, custodian fees $172,080, Chief Compliance Officer fees $1,472 and transfer agency fees $29,969, which are offset against an expense reimbursement currently in effect in the amount of $9,819,854.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 25

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on
the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at
http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 21, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    July 21, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)